STOCK BASED COMPENSATION - Schedule of Assumptions Used For Option Grants (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	2.62%	0.86%
Expected dividend yield	0.00%	0.00%
Expected volatility	42.00%	36.00%
Expected life (years)	5 years 9 months 18 days	5 years